INTEREST EXPENSE	12 Months Ended
Dec. 31, 2020
INTEREST EXPENSE
INTEREST EXPENSE

9.    INTEREST EXPENSE

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Interest expense incurred	6,457	7,039	6,513
Less: Interest expense capitalized*	(499)	(1,015)	(2,011)
	5,958	6,024	4,502
Interest expense on lease liabilities	—	9,646	9,349
Accretion expenses (Note 32)	1,438	1,418	1,343
Interest expense	7,396	17,088	15,194

* Interest rates per annum at which borrowing costs were capitalized for construction in progress	2.37% to 4.66%	2.92% to 4.66%	2.60% to 4.66%